Note 3 - Fair Value Measurements - Available-for-sale Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortized Cost		$ 2,496	$ 20,991
Unrealized Gains
Unrealized Losses			(20)
Fair Value		2,496	20,971
US Government Agencies Debt Securities [Member]
Amortized Cost		2,496	20,991
Unrealized Gains
Unrealized Losses			(20)
Fair Value		$ 2,496	$ 20,971